QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21958
                -------------------------------------------------
                       Investment Company Act file number


                              DGHM Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


             8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801

                                 with a copy to

                                 John H. Lively
                           Husch Blackwell Sanders LLP
                          4801 Main Street, Suite 1000
                              Kansas City, MO 64112

      ---------------------------------------------------------------------
                     (Name and address of agent for service)

                                 (800) 653-2839
       -------------------------------------------------------------------
               Registrant's telephone number, including area code:

                  Date of fiscal year end: Last day of February
                         -------------------------------

                      Date of reporting period:  05/31/2009
                       -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.

                             DGHM All-CAP VALUE FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  May 31, 2009
                                   (unaudited)

         Number                                                                                      Market
       of Shares                        Description                                                  Value
      -------------                   -----------------                                        -------------------
      -------------                   -----------------                                        -------------------

                             COMMON STOCKS:                                          97.94%

                             AEROSPACE/DEFENCSE:                                      2.70%
            19,806           General Dymanics, Co.                                                    $ 1,126,961
                                                                                               -------------------
                                                                                               -------------------

                             BANKS:                                                   4.59%
            26,990           City National Corporation                                                    987,024
            77,610           Old Natonal Bancorp                                                          930,544
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        1,917,568
                                                                                               -------------------
                                                                                               -------------------

                             COMPUTERS:                                               5.47%
             8,615           International Business Machines Corporation                                  915,602
            63,585           Teradata Corporation.                                                      1,373,436
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,289,038
                                                                                               -------------------
                                                                                               -------------------

                             DIVERSIFIED FINANCIAL SERVICES:                          5.79%
            86,415           Invesco Limited                                                            1,352,395
            28,915           JPMorgan Chase & Co.                                                       1,066,964
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,419,359
                                                                                               -------------------
                                                                                               -------------------

                             E-COMMERCE:                                              2.72%
            64,580           Ebay                                                                       1,137,900
                                                                                               -------------------
                                                                                               -------------------

                             ELECTRIC:                                                5.08%
            37,790           NSTAR                                                                      1,136,345
            31,050           Public Service Enterprise Group Inc.                                         989,564
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,125,909
                                                                                               -------------------
                                                                                               -------------------

                             FOOD:                                                    7.62%
            28,030           H. J. Heinz Company                                                        1,025,337
            25,840           Kellogg Company                                                            1,117,580
            45,830           The Korger Company                                                         1,044,924
                                                                                               -------------------
                                                                                               -------------------
      . 3,187,841
                                                                                               -------------------
                                                                                               -------------------

                             HEALTHCARE:                                              9.26%
            19,980           Express Scripts, Inc.                                                      1,279,719
            25,730           Quest Diagnostics, Inc.                                                    1,343,621
            31,930           St. Jude Medical, Inc.                                                     1,247,505
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        3,870,845
                                                                                               -------------------
                                                                                               -------------------

                             INSURANCE:                                               5.21%
            26,230           Reinsurance Group of America, Inc.                                           964,739
            29,840           The Travelers Companies, Inc.                                              1,213,294
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,178,033
                                                                                               -------------------
                                                                                               -------------------

                             MEDIA:                                                   4.86%
            49,180           The DIRECTV Group, Inc.                                                    1,106,550
            30,290           Omnicom Group Inc.                                                           923,845
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,030,395
                                                                                               -------------------
                                                                                               -------------------

                             MISCELLANEOUS MANUFACTURING:                            14.10%
            26,300           3M Company                                                                 1,501,730
            31,530           Allegheny Technologies, Inc.                                               1,116,477
            29,570           Dover Corporation                                                            929,681
            26,690           Nucor Corporation                                                          1,171,958
            26,235           Telefiex Incorporated                                                      1,176,640
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        5,896,486
                                                                                               -------------------
                                                                                               -------------------

                             OIL & GAS SERVICES:                                     16.85%
            32,290           Baker Hughes Incorporated                                                  1,261,247
            23,030           Encana Corporation                                                         1,276,553
            56,310           Plains Exploration & Production Company                                    1,592,447
            40,140           Suncor Energy, Inc.                                                        1,424,569
            31,828           Whiting Petroleum Corporation                                              1,491,460
                                                                                               -------------------
                                                                                               -------------------
      . 7,046,276
                                                                                               -------------------
                                                                                               -------------------

                             REAL ESTATE INVESTMENT TRUST:                            2.66%
            23,873           Vornado Realty Trust                                                       1,113,914
                                                                                               -------------------
                                                                                               -------------------

                             RETAIL:                                                  5.22%
            21,620           Dollar Tree, Inc.                                                            967,927
            68,130           The Gap, Inc.                                                              1,216,121
                                                                                               -------------------
                                                                                               -------------------
                                                                                                        2,184,048
                                                                                               -------------------
                                                                                               -------------------

                             SAVINGS & LOANS:                                         2.64%
            69,840           People's United Financial Inc.                                             1,103,472
                                                                                               -------------------
                                                                                               -------------------

                             TELECOMMUNICATIONS:                                      3.17%
            43,700           Telephone & Data Systems, Inc.                                             1,324,547
                                                                                               -------------------
                                                                                               -------------------

                             Total Securities                                        97.94%            40,952,592
                             Cash and Cash Equivalents                                2.06%               861,653
                                                                            ----------------   -------------------
                                                                            ----------------   -------------------
                             TOTAL INVESTMENTS                                      100.00%          $ 41,814,245
                                                                            ================   ===================
                                                                            ================   ===================



FAS 157 Footnote Disclosure:

The DGHM  All Cap  Value  Fund  (the  "Fund")  adopted  Financial  Accounting
Standards Board Statement of Financial  Accounting Standards No. 157, Fair Value
Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157,
"fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2009:



      Valuation Inputs:                                                                     Investment in Securities:
      -----------------                                                                     -------------------------
      Level 1 - Quoted Prices                                                                        $ 40,952,592
      Level 2 - Other Significant Observable Inputs                                          #                  -
      Level 3 - Significant Unobservable Inputs                                              #                  -
                                                                                               -------------------
                                                                                               -------------------
            Total:                                                                                   $ 40,952,592
                                                                                               -------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures (as definied in Rule 30a-3(c) under the Investment Company Act of 1940). Based on such evaluation (as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls over financial reorting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the Registrant'st last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DGHM Investment Trust
             -----------------------------

By:  /s/ Jeffrey C. Baker
     -------------------------------------
         Jeffrey C. Baker
         Principal Executive Officer

Date: July 28,2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Jeffrey C. Baker
     -------------------------------------
        Jeffrey C. Baker
        Principal Executive Officer

Date: July 28,2009
      ------------------------------------


By:  /s/ Thomas F. Gibson
     -------------------------------------
        Thomas F. Gibson
        Principal Financial Officer

Date: July 28,2009
      ------------------------------------